SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other payable
Other receivables	$ 11,153,705	$ 4,770,672	$ 1,981,829
Amounts receivable from related parties	3,345,632	2,958,476	1,096,538
Parent company
Trade and other payable
Trade receivables			440,268
Parents companies and related parties to Parents
Trade and other payable
Other receivables	770,549	102,069
Shareholders and other related parties
Trade and other payable
Trade receivables		1,090,004	467,743
Allowance for impairment		(768)	(75,596)
Other receivables - Other related parties
Trade and other payable
Other receivables	134,172	83,839	10,971
Joint ventures
Trade and other payable
Trade receivables	221,048	120,992	2,369
Other receivables	$ 2,219,863	$ 1,562,340	$ 250,783